EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
24.	EARNINGS PER SHARE

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	For the Years Ended December 31,
	2012		2013		2014
	US$	US$	US$	US$	US$	US$
	Class A	Class B	Class A	Class B	Class A	Class B
Earnings per share – basic:
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share—basic	104,055	47,755	205,561	93,048	178,214	75,003
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	53,028,506	24,336,650	53,764,555	24,336,650	57,826,485	24,336,650
Denominator used for basic earnings per share	53,028,506	24,336,650	53,764,555	24,336,650	57,826,485	24,336,650
Earnings per share - basic	1.96	1.96	3.82	3.82	3.08	3.08

Earnings per share – diluted:
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share	103,169	48,641	205,687	92,922	177,993	75,224
Effect of convertible senior notes	-	-	566	-	11,032	-
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share—diluted after assumed conversion	103,169	48,641	206,253	92,922	189,025	75,224
Reallocation of net income attributable to ordinary shareholders as a result of conversion of Class B to Class A shares	48,641	-	92,922	-	75,224	-
Net income attributable to ordinary shareholders	151,810	48,641	299,175	92,922	264,249	75,224
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	53,028,506	24,336,650	53,764,555	24,336,650	57,826,486	24,336,650
Conversion of Class B to Class A ordinary shares	24,336,650	-	24,336,650	-	24,336,650	-
Employee stock options	4,559,409	1,912,500	6,297,183	1,912,500	6,106,284	1,912,500
Convertible senior notes	-	-	204,290	-	3,939,200	-
Denominator used for diluted earnings per share	81,924,565	26,249,150	84,602,678	26,249,150	92,208,620	26,249,150
Earnings per share –diluted	1.85	1.85	3.54	3.54	2.87	2.87

Options to purchase 50,000 (exercise price of US$23.94 per share), nil and nil ordinary shares were outstanding during the years ended 2012, 2013 and 2014, respectively, but were not included in the computation of diluted earnings per share because the options' exercise price was greater than the average fair value of the ordinary shares and, therefore, the effect would be anti-dilutive.

The Overallotment Option (Note 16) was not assumed to be exercised and was not included in the computation of diluted earnings per share for the year ended December 31, 2013 because the average prices of the convertible senior notes and the ADS obtainable upon conversion was at or below the exercise price of the Overallotment Option.